Earnings Per Share - Summary of Reconciliation of Weighted Average Common Shares (Detail)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share:
Weighted average common shares									7,483,606	7,486,445	7,460,294
Adjustment for stock dividend
Weighted average common shares	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294
Dilutive effect of stock options
Adjustment for stock dividend
Diluted	7,430,970	7,483,582	7,488,906	7,488,445	7,487,726	7,487,283	7,485,283	7,484,475	7,483,606	7,486,445	7,460,294